Earning Per Share - Computation of Basic EPS and Diluted EPS (Parenthetical) (Detail) - shares shares in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2014
Performance Based [Member] | Restricted Share Units [Member]
Computation Of Basic And Diluted Earnings Per Share [Line Items]
Performance based restricted share units	2.1	8.6	8.6